Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Atrium Hotel Portfolio Trust 2024-ATRM, Commercial Mortgage Pass-Through Certificates, Series 2024-ATRM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 24 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of October 6, 2024.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 24, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2024-ATRM Accounting Tape Final.xlsx (provided on September 24, 2024).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Franchise Agreement” refers to a signed or draft franchise agreement and any amendments or exhibits thereof.

•	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, amendment, abstract, estoppel, or exhibit thereof.

•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.

•	The phrase “Management Agreement” refers to signed or draft management agreements and any amendments, assignments or assumptions thereof.

•	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From June 14, 2024 through September 24, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

New York, NY

September 24, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Keys	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Trust Original Balance ($)	None - Company Provided	None
21	Trust Cut-off Date Balance ($)	Recalculation	None
22	Mortgage Loan Rate (%)	None - Company Provided	None
23	Administrative Fee Rate (%)	Fee Schedule	None
24	Net Mortgage Rate (%)	Recalculation	None
25	Pari Passu Split (Y/N)	None - Company Provided	None
26	Pari Passu Controlling Piece in Trust?	None - Company Provided	None
27	Pari Passu Companion Loan Original Balance (Non-trust)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
28	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recalculation	None
29	Pari Passu Companion Loan Balloon Balance (Non-trust)	Recalculation	None
30	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recalculation	None
31	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Recalculation	None
32	Trust Mortgage Loan Monthly Payment ($)	Recalculation	None
33	Trust Mortgage Loan Annual Debt Service ($)	Recalculation	None
34	Whole Loan Original Balance	Loan Agreement	None
35	Whole Loan Cut-Off Date Balance	Recalculation	None
36	Whole Loan Balloon Balance	Recalculation	None
37	Whole Loan Allocated Cut-Off Date Balance	Loan Agreement	None
38	% of Initial Pool Balance	Recalculation	None
39	Whole Loan Interest Rate	None - Company Provided	None
40	Whole Loan Monthly Payment	Recalculation	None
41	Whole Loan Annual Payment	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
42	Whole Loan LTV	Recalculation	None
43	Whole Loan DSCR	Recalculation	None
44	Whole Loan NOI Debt Yield	Recalculation	None
45	Interest Accrual Method	Loan Agreement	None
46	Interest Accrual Period	Loan Agreement	None
47	Origination Date	None - Company Provided	None
48	First Due Date	Loan Agreement	None
49	Last IO Due Date	Loan Agreement	None
50	First P&I Due Date	Not Applicable*	None
51	Due Date	Loan Agreement	None
52	Grace Period- Late Fee	Loan Agreement	None
53	Grace Period- Default	Loan Agreement	None
54	Amortization Type	Loan Agreement	None
55	Original Interest-Only Period (Mos.)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
56	Remaining Interest-Only Period (Mos.)	Recalculation	None
57	Original Term To Maturity (Mos.)	Recalculation	None
58	Remaining Term To Maturity (Mos.)	Recalculation	None
59	Original Amortization Term (Mos.)	Not Applicable*	None
60	Remaining Amortization Term (Mos.)	Not Applicable*	None
61	Seasoning	Recalculation	None
62	Maturity Date	Loan Agreement	None
63	Balloon Balance ($)	Recalculation	None
64	Lockbox	Loan Agreement	None
65	Cash Management	Loan Agreement	None
66	Cash Management Triggers	Loan Agreement	None
67	Performance Test Trigger Level	Loan Agreement	None
68	Cross-Collateralized (Y/N)	Not Applicable*	None
69	Crossed Group	Not Applicable*	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
70	Lockout Period	Not Applicable*	None
71	Lockout Expiration Date	Not Applicable*	None
72	Prepayment Begin Date	Loan Agreement	None
73	Prepayment End Date	Loan Agreement	None
74	Open Period Begin Date	Loan Agreement	None
75	Open Period (Payments)	Recalculation	None
76	Prepayment Type	Loan Agreement	None
77	Prepayment Provision	Loan Agreement	None
78	Partially Prepayable without Penalty	Loan Agreement	None
79	Partially Prepayable without Penalty Description	Not Applicable*	None
80	Partial Collateral Release Description	Loan Agreement	None
81	Yield Maintenance Index	Loan Agreement	None
82	Yield Maintenance Discount	Loan Agreement	None
83	Yield Maintenance Margin	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
84	Yield Maintenance Calculation Method	Loan Agreement	None
85	Day of Month Prepayment Permitted	Loan Agreement	None
86	Due on Sale	Loan Agreement	None
87	Due on Encumbrance	Loan Agreement	None
88	Other Subordinate Original Debt Balance ($)	None - Company Provided	None
89	Other Subordinate Debt Cut-off Balance ($)	Recalculation	None
90	Other Subordinate Debt Balloon Balance ($)	Recalculation	None
91	Other Subordinate Debt Type	None - Company Provided	None
92	Other Subordinate Debt Interest Rate	None - Company Provided	None
93	Other Subordinate Debt Maturity Date	Loan Agreement	None
94	Other Subordinate Debt Annual Payment	Recalculation	None
95	Future Debt Allowed?	Loan Agreement	None
96	Mortgage Assumable?	Loan Agreement	None
97	Assumption Fee	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
98	Appraiser Designation	Appraisal Report	None
99	Appraisal FIRREA (Y/N)	Appraisal Report	None
100	As-Is Appraisal Date	Appraisal Report	None
101	As-Is Appraised Value ($)	Appraisal Report	None
102	As-Stabilized Appraisal Date	Appraisal Report	None
103	As-Stabilized Appraised Value ($)	Appraisal Report	None
104	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
105	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
106	Single Tenant (Y/N)	Not Applicable*	None
107	Engineering Report Date	Engineering Report	None
108	Environmental Phase I Report Date	Environmental Report	None
109	Environmental Phase II	Environmental Report	None
110	Environmental Phase II Report Date	Environmental Report	None
111	PML or SEL (%)	Seismic Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
112	Seismic Report Date	Seismic Report	None
113	Earthquake Insurance Required (Y/N)	Loan Agreement; Seismic Report	None
114	Terrorism Insurance Required (Y/N)	Loan Agreement	None
115	Environmental Insurance Required (Y/N)	Loan Agreement	None
116	Blanket Insurance Policy (Y/N)	Insurance Summary	None
117	Lien Position	None - Company Provided	None
118	Ownership Interest	None - Company Provided	None
119	Condominium Present?	Loan Agreement	None
120	Ground Lease (Y/N)	Ground Lease	None
121	Annual Ground Lease Payment ($)	Ground Lease	None
122	Ground Lease Expiration Date	Ground Lease	None
123	Ground Lease Extension (Y/N)	Ground Lease	None
124	# of Ground Lease Extension Options	Ground Lease	None
125	Ground Lease Expiration Date after all Extensions	Ground Lease	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
126	2021 EGI Date	Underwriting File	None
127	2021 EGI ($)	Underwriting File	$1.00
128	2021 Expenses ($)	Underwriting File	$1.00
129	2021 NOI ($)	Underwriting File	$1.00
130	2021 FF&E Reserve ($)	Underwriting File	$1.00
131	2021 NCF ($)	Underwriting File	$1.00
132	2022 EGI Date	Underwriting File	None
133	2022 EGI ($)	Underwriting File	$1.00
134	2022 Expenses ($)	Underwriting File	$1.00
135	2022 NOI ($)	Underwriting File	$1.00
136	2022 FF&E Reserve ($)	Underwriting File	$1.00
137	2022 NCF ($)	Underwriting File	$1.00
138	2023 EGI Date	Underwriting File	None
139	2023 EGI ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
140	2023 Expenses ($)	Underwriting File	$1.00
141	2023 NOI ($)	Underwriting File	$1.00
142	2023 FF&E Reserve ($)	Underwriting File	$1.00
143	2023 NCF ($)	Underwriting File	$1.00
144	Most Recent Date (if past 2023)	Underwriting File	None
145	Most Recent # of months	Underwriting File	None
146	Most Recent Description	Underwriting File	None
147	Most Recent EGI (if past 2023) ($)	Underwriting File	$1.00
148	Most Recent Expenses (if past 2023) ($)	Underwriting File	$1.00
149	Most Recent NOI (if past 2023) ($)	Underwriting File	$1.00
150	Most Recent FF&E Reserve (if past 2023) ($)	Underwriting File	$1.00
151	Most Recent NCF (if past 2023) ($)	Underwriting File	$1.00
152	Underwritten EGI ($)	Underwriting File	$1.00
153	Underwritten Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
154	Underwritten Net Operating Income ($)	Underwriting File	$1.00
155	Underwritten NOI DSCR (x)	Recalculation	None
156	Underwritten NOI Debt Yield	Recalculation	None
157	Underwritten FF&E Reserve ($)	Underwriting File	$1.00
158	Underwritten TI / LC ($)	Underwriting File	$1.00
159	Underwritten Other Reserve ($)	Underwriting File	$1.00
160	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
161	Underwritten NCF DSCR (x)	Recalculation	None
162	Underwritten NCF Debt Yield	Recalculation	None
163	2021 Occupancy	Underwriting File	None
164	2022 Occupancy	Underwriting File	None
165	2023 Occupancy	Underwriting File	None
166	TTM August 2024 Occupancy	Underwriting File	None
167	UW Occupancy	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
168	2021 Average Daily Key Rate ($)	Underwriting File	None
169	2022 Average Daily Key Rate ($)	Underwriting File	None
170	2023 Average Daily Key Rate ($)	Underwriting File	None
171	TTM August 2024 Average Daily Key Rate ($)	Underwriting File	None
172	UW Average Daily Key Rate ($)	Underwriting File	None
173	2021 Daily RevPAR ($)	Underwriting File	None
174	2022 Daily RevPAR ($)	Underwriting File	None
175	2023 Daily RevPAR ($)	Underwriting File	None
176	TTM August 2024 Daily RevPAR ($)	Underwriting File	None
177	UW Daily RevPAR ($)	Underwriting File	None
178	Property Manager	Management Agreement	None
179	Hotel Franchise Flag	Franchise Agreement	None
180	Franchise Agreement Expiration	Franchise Agreement	None
181	Hotel Management Agreement Initial Expiration Date	Franchise Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
182	Management Agreement Expiration Date after all Extensions	Franchise Agreement	None
183	Upfront RE Tax Reserve ($)	Loan Agreement	None
184	Ongoing RE Tax Reserve ($)	Loan Agreement	None
185	Upfront Insurance Reserve ($)	Loan Agreement	None
186	Ongoing Insurance Reserve ($)	Loan Agreement	None
187	Upfront Replacement Reserve ($)	Loan Agreement	None
188	Ongoing Replacement Reserve ($)	Loan Agreement	None
189	Replacement Reserve Caps ($)	Loan Agreement	None
190	Upfront TI/LC Reserve ($)	Loan Agreement	None
191	Ongoing TI/LC Reserve ($)	Loan Agreement	None
192	TI/LC Caps ($)	Loan Agreement	None
193	Upfront Debt Service Reserve ($)	Loan Agreement	None
194	Ongoing Debt Service Reserve ($)	Loan Agreement	None
195	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
196	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
197	Upfront Environmental Reserve ($)	Loan Agreement	None
198	Ongoing Environmental Reserve ($)	Loan Agreement	None
199	Upfront Other Reserve ($)	Loan Agreement	None
200	Ongoing Other Reserve ($)	Loan Agreement	None
201	Other Reserve Description	Loan Agreement	None
202	Letter of Credit?	Loan Agreement	None
203	Letter of Credit Balance ($)	Loan Agreement	None
204	Letter of Credit Description	Loan Agreement	None
205	Release Provisions (Y/N)	Loan Agreement	None
206	Loan Purpose	None - Company Provided	None
207	Borrower Name	Loan Agreement	None
208	Tenant In Common (Y/N)	Loan Agreement	None
209	Sponsor	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
210	Carve-out Guarantor	Guaranty Agreement	None
211	Recourse	Guaranty Agreement	None
212	Single Purpose Borrower (Y/N)	Loan Agreement	None
213	Exit Fee	Not Applicable*	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Keys.
21	Trust Cut-off Date Balance ($)	Equal to Trust Original Balance ($).
24	Net Mortgage Rate (%)	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
27	Pari Passu Companion Loan Original Balance (Non-trust)	Difference between (i) Whole Loan Original Balance, (ii) Trust Original Balance ($) and (iii) Other Subordinate Original Debt Balance ($).
28	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Equal to Pari Passu Companion Loan Original Balance (Non-trust).
29	Pari Passu Companion Loan Balloon Balance (Non-trust)	Equal to Pari Passu Companion Loan Original Balance (Non-trust).
30	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Quotient of (i) product of (a) Pari Passu Companion Loan Cut-off Date Balance (Non-trust), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
31	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Product of (i) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (ii) 12.
32	Trust Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Trust Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
33	Trust Mortgage Loan Annual Debt Service ($)	Product of (i) Trust Mortgage Loan Monthly Payment ($) and (ii) 12.
35	Whole Loan Cut-Off Date Balance	Equal to Whole Loan Original Balance.
36	Whole Loan Balloon Balance	Equal to Whole Loan Original Balance.
38	% of Initial Pool Balance	Quotient of (i) Whole Loan Allocated Cut-Off Date Balance and (ii) aggregate Whole Loan Allocated Cut-Off Date Balance.
40	Whole Loan Monthly Payment	Quotient of (i) product of (a) Whole Loan Cut-Off Date Balance, (b) Whole Loan Interest Rate and (c) the Interest Accrual Method (365/360) and (ii) 12.
41	Whole Loan Annual Payment	Product of (i) Whole Loan Monthly Payment and (ii) 12.
42	Whole Loan LTV	Quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
43	Whole Loan DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
44	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
55	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
56	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
57	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
58	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
61	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
63	Balloon Balance ($)	Equal to Trust Original Balance ($).
75	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
89	Other Subordinate Debt Cut-off Balance ($)	Equal to Other Subordinate Original Debt Balance ($).
90	Other Subordinate Debt Balloon Balance ($)	Equal to Other Subordinate Original Debt Balance ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

Atrium Hotel Portfolio Trust 2024-ATRM	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
94	Other Subordinate Debt Annual Payment	Quotient of (i) product of (a) Other Subordinate Debt Cut-off Balance ($), (b) Other Subordinate Debt Interest Rate and (c) the Interest Accrual Method (365/360) and (ii) 12.
104	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) As-Is Appraised Value ($).
105	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Whole Loan Balloon Balance and (ii) As-Is Appraised Value ($).
155	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
156	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
161	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
162	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25